Equity-accounted investee - Reconciliation of carrying amount (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Disclosure of significant investments in associates [Line Items]
Total comprehensive income	$ (14,402)		$ 33,188
Investment in equity-accounted investee	219,688		252,681
JV Inkai Associate [Member]
Disclosure of significant investments in associates [Line Items]
Opening net assets	442,074		416,843
Total comprehensive income	113,661		111,094
Dividends declared	(64,456)		(66,369)
Impact of foreign exchange	(50,714)		(19,494)
Closing net assets	440,565		442,074
Cameco's share of net assets	176,226		176,830
Consolidating adjustments	(38,975)	[1]	(30,633)
Fair value increment	89,184	[2]	91,697
Dividends declared but not yet received	0		13,859
Dividends in excess of ownership percentage	(9,669)	[3]	0
Impact of foreign exchange	2,922		928
Investment in equity-accounted investee	$ 219,688		$ 252,681

[1]

Cameco records certain consolidating adjustments to eliminate unrealized profit and amortize historical diffe rences in accounting policies. This amount is amortized to earnings over units of production.

[2]	Upon restructuring, Cameco assigned fair values to the assets and liabilities of JV Inkai. This increment is amortized to earnings over units of production .
[3]	Cameco’s share of dividends follows its production purchase entitlements which is currently hig her than its ownership interest .